Consolidated Shareholders' Equity - Additional Information (Details) - EUR (€)			6 Months Ended
	May 25, 2023	May 03, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 23, 2023	Feb. 02, 2023	Jun. 29, 2022	Feb. 03, 2022
Disclosure of classes of share capital [Line Items]
Share capital			€ 2,524,776,362
Number of shares (in shares)			1,262,388,181
Par value per share (in euros per share)			€ 2
Employees share ownership plan
Disclosure of classes of share capital [Line Items]
Subscription price (in euros per share)						€ 79.58		€ 80.21
Number of shares subscribed (in shares)					2,009,306		1,909,008
Number of shares issued immediately for employer's contribution (in shares)					119,417		118,049
Expense recognized			€ 52,000,000	€ 39,000,000
Share Repurchase 2022 program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program		12 months
Number of shares repurchased (in shares)			4,000,204
Amount of shares repurchased			€ 363,000,000
Share Repurchase 2023 program
Disclosure of classes of share capital [Line Items]
Period of share repurchase program	12 months
Share capital | Sanofi
Disclosure of classes of share capital [Line Items]
Capital increase by exercise of stock subscription options (in shares)			245,668
Number of restricted shares vested (in shares)			2,600,012
Capital increase by issuance of restricted shares (in shares)			1,306,781
Number of restricted shares alloted (in shares)			1,293,231